STOCK OPTIONS (Details Narrative) - USD ($)										3 Months Ended				4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 20, 2023	Apr. 27, 2023	Mar. 29, 2023	Feb. 13, 2023	Aug. 29, 2022	Aug. 15, 2022	Mar. 24, 2022	May 13, 2021	Jul. 02, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 02, 2023	Oct. 18, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number										27,518				27,518	27,518		27,518
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		6,015
Common Stock, Shares Authorized										495,000,000				495,000,000	495,000,000		495,000,000	495,000,000
Stock Issued During Period, Shares, New Issues					429	228,572	1,286	155,845						691,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value										$ 0					$ 0			$ 0
Shares Issued, Price Per Share						$ 21.00								$ 2.00			$ 2.00	$ 5.28
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount																		$ 90,665
Share-Based Payment Arrangement, Noncash Expense																$ 18,164	$ 23,700	$ 84,171
Share Price										$ 0.25					$ 0.25			$ 20.09
Employee Benefits and Share-Based Compensation										$ 0			$ 3,917		$ 0	$ 18,164
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			7,143
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award			6,015
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense																	$ 23,700	$ 84,171
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		2,143		3,572						3,718,132	1,142,480	28,333						228,572
2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																				27,211
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized									14,210
Stock Issued During Period, Shares, Employee Stock Purchase Plans									41,421
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																	12,955
2022 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					142,858
2022 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																	641,788
2022 Share Incentive Plan [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	286,784
2022 Share Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized																			928,572